Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Depreciation Of Property, Plant And Equipment

%
Machinery and equipment	15- 33
Office furniture and equipment	6- 33
Leasehold improvements	10- 20

Computation Of Basic And Diluted Income Per Ordinary Share

	Year ended December 31
	2010	2011	2012
Net income attributable to ordinary shares
(US$ thousands)	5,715	8,243	9,871

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,820,721	6,896,215	6,933,576

Add assumed exercise of outstanding dilutive potential
ordinary shares	117,735	98,377	34,729

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,938,456	6,994,592	6,968,305

Basic income per ordinary shares (US$)	0.838	1.195	1.424

Diluted income per ordinary shares (US$)	0.824	1.178	1.417

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	137,500	135,000	135,000